LONG-TERM LOANS AND OTHER BORROWINGS - Two-step loans (Details) ¥ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)
Borrowings and other credit facilities
Current maturities			Rp (13,409)			Rp (6,296)
Long-term portion		$ 3,230	44,843			33,743
Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			736			949
Current maturities			(194)			(198)
Long-term portion			542			751
Projected net revenue to projected debt service ratio	1.2
Internal financing exceeding annual average capital expenditure	20.00%
Yen | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	¥ 3,839		Rp 491	¥ 4,607		602
Interest rate (as a percent)	2.95%	2.95%	2.95%
USD | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings		$ 9	Rp 120		$ 13	188
Interest rate (as a percent)	3.85%	3.85%	3.85%
Rupiah | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			Rp 125			Rp 159
Interest rate (as a percent)	8.38%	8.38%	8.38%